SMA Relationship Trust – Series G

Industry diversification – September 30, 2019 (unaudited)1,2

Common stocks	Percentage of net assets
Aerospace & defense	1.2%
Airlines	0.8
Auto components	1.8
Automobiles	0.9
Banks	7.6
Biotechnology	3.1
Chemicals	3.4
Commercial services & supplies	1.1
Diversified financial services	4.0
Diversified telecommunication services	4.0
Electric utilities	0.7
Electronic equipment, instruments & components	1.3
Entertainment	3.5
Food & staples retailing	3.9
Food products	2.4
Health care equipment & supplies	2.4
Hotels, restaurants & leisure	1.4
Household durables	2.9
Insurance	8.6
Machinery	2.8
Marine	0.6
Media	1.2
Metals & mining	3.0
Multi-utilities	0.5
Oil, gas & consumable fuels	5.2
Personal products	1.8
Pharmaceuticals	7.5
Professional services	0.7
Real estate management & development	0.8
Road & rail	1.5
Semiconductors & semiconductor equipment	2.8
Software	3.8
Textiles, apparel & luxury goods	1.6
Tobacco	1.9
Trading companies & distributors	3.5
Wireless telecommunication services	1.0
Total common stocks	95.2%
Exchange traded funds	0.4
Short-term investment	1.4
Investment of cash collateral from securities loaned	1.1
Total investments	98.1%
Other assets in excess of liabilities	1.9
Net assets	100.0%

1 Figures represent the breakdown of direct investments of SMA Relationship Trust—Series G. Figures would be different if a breakdown of the underlying investment companies and exchange traded funds was included.

2 The Fund’s portfolio is actively managed and its composition will vary over time.

SMA Relationship Trust – Series G

Portfolio of investments – September 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—95.2%
Australia—1.7%
Coles Group Ltd.	126,500	1,314,870
Rio Tinto Ltd.	19,017	1,189,468
Total Australia common stocks		2,504,338

Austria—1.8%
Erste Group Bank AG*	79,354	2,624,165

Belgium—3.6%
Euronav N.V.	177,658	1,618,817
Galapagos N.V.*	7,645	1,164,907
KBC Group N.V.	36,785	2,390,394
Total Belgium common stocks		5,174,118

Canada—3.8%
Canadian Natural Resources Ltd.	54,693	1,455,205
Entertainment One Ltd.	156,074	1,086,158
Husky Energy, Inc.	139,128	978,732
Toronto-Dominion Bank/The	32,465	1,892,985
Total Canada common stocks		5,413,080

Denmark—2.0%
AP Moller - Maersk A/S, Class B	789	892,210
Genmab A/S*	9,473	1,922,964
		2,815,174
Finland—1.9%
Sampo Oyj, Class A	68,562	2,726,120

France—3.3%
Publicis Groupe SA	35,337	1,737,823
Thales SA	14,963	1,720,592
Ubisoft Entertainment SA*	18,680	1,350,700
Total France common stocks		4,809,115

Germany—5.8%
Continental AG	10,165	1,304,039
Daimler AG (Registered)	26,809	1,333,038
Infineon Technologies AG	71,912	1,294,219
LANXESS AG	28,585	1,744,749

SMA Relationship Trust – Series G

Portfolio of investments – September 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Germany—(concluded)
SAP SE	23,411	2,752,755
Total Germany common stocks		8,428,800

Hong Kong—4.4%
AIA Group Ltd.	457,200	4,319,591
Power Assets Holdings Ltd.	145,000	974,042
WH Group Ltd.[1]	1,202,500	1,077,045
Total Hong Kong common stocks		6,370,678

Ireland—0.8%
Ryanair Holdings PLC, ADR*	18,290	1,214,090

Italy—5.2%
Autogrill SpA	209,496	2,028,803
Banca Mediolanum SpA	380,270	2,855,736
Infrastrutture Wireless Italiane SpA[1]	257,248	2,669,289
Total Italy common stocks		7,553,828

Japan—26.0%
Inpex Corp.	156,100	1,430,850
ITOCHU Corp.[2]	126,600	2,612,204
Katitas Co. Ltd.[2]	29,600	1,215,482
Kissei Pharmaceutical Co. Ltd.	40,700	979,059
MINEBEA MITSUMI, Inc.	123,100	1,947,969
Nabtesco Corp.	67,200	2,078,927
Nintendo Co. Ltd.	7,200	2,664,916
Nippon Telegraph & Telephone Corp.	65,100	3,104,329
ORIX Corp.	197,200	2,938,166
Otsuka Holdings Co. Ltd.	38,000	1,419,838
Shin-Etsu Chemical Co. Ltd.	29,600	3,164,634
SoftBank Group Corp.	37,700	1,478,363
Sony Corp.	71,300	4,185,351
Sumitomo Electric Industries Ltd.	104,300	1,322,500
Takeda Pharmaceutical Co. Ltd.	68,500	2,337,711
TechnoPro Holdings, Inc.	16,300	964,809
Tokyo Electron Ltd.[2]	7,800	1,483,533
West Japan Railway Co.	26,000	2,195,662
Total Japan common stocks		37,524,303

Netherlands—3.8%
ASR Nederland N.V.	63,845	2,356,942

SMA Relationship Trust – Series G

Portfolio of investments – September 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(continued)
Netherlands—(concluded)
Koninklijke Ahold Delhaize N.V.	75,676	1,893,399
NXP Semiconductors N.V.	10,885	1,187,771
Total Netherlands common stocks		5,438,112

Norway—1.4%
Equinor ASA	103,605	1,970,712

South Africa—1.5%
Anglo American PLC	93,969	2,161,976

Spain—3.0%
Banco Bilbao Vizcaya Argentaria SA	579,664	3,020,344
Grifols SA, ADR	67,000	1,342,680
Total Spain common stocks		4,363,024

Switzerland—8.8%
Alcon, Inc.*	31,322	1,826,502
Cie Financiere Richemont SA (Registered)	31,804	2,333,239
Glencore PLC*	310,378	934,027
Nestle SA (Registered)	22,204	2,408,946
Novartis AG (Registered)	25,802	2,237,268
Zurich Insurance Group AG	7,854	3,006,090
Total Switzerland common stocks		12,746,072

United Kingdom—15.3%
Ashtead Group PLC	89,407	2,488,823
Babcock International Group PLC	239,300	1,641,810
Barclays PLC	602,184	1,113,584
British American Tobacco PLC	72,230	2,670,972
Centrica PLC	789,221	715,563
GlaxoSmithKline PLC	179,315	3,846,436
Sage Group PLC/The	315,351	2,680,832
Spectris PLC	63,297	1,902,087
Tesco PLC	827,468	2,451,965

SMA Relationship Trust – Series G

Portfolio of investments – September 30, 2019 (unaudited)

	Number of shares	Value ($)
Common stocks—(concluded)
United Kingdom—(concluded)
Unilever N.V.	43,274	2,601,233
Total United Kingdom common stocks		22,113,305

United States—1.1%
LivaNova PLC*	21,600	1,593,864
Total common stocks (cost—$132,490,053)		137,544,874
Exchange traded funds—0.4%
iShares MSCI Canada ETF	940	27,166
iShares MSCI EAFE ETF	7,800	508,638
Total exchange traded funds (cost—$542,758)		535,804
Short-term investment—1.4%
Investment company—1.4%
State Street Institutional U.S. Government Money Market Fund (cost—$2,060,475)	2,060,475	2,060,475
Investment of cash collateral from securities loaned—1.1%
Money market fund—1.1%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$1,559,255)	1,559,255	1,559,255
Total investments (cost—$136,652,541)[3]—98.1%		141,700,408
Other assets in excess of liabilities—1.9%		2,788,299
Net assets—100.0%		$144,488,707

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

SMA Relationship Trust – Series G

Portfolio of investments – September 30, 2019 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
SSC	CHF	2,025,000	USD	2,043,096	10/31/19	9,033
SSC	DKK	4,950,000	USD	727,228	10/31/19	2,936
SSC	EUR	1,510,000	USD	1,655,724	10/31/19	6,303
SSC	GBP	4,715,000	USD	5,822,477	10/31/19	18,308
SSC	HKD	33,945,000	USD	4,332,194	10/31/19	(812)
SSC	JPY	590,300,000	USD	5,496,170	10/31/19	26,425
SSC	USD	778,096	AUD	1,150,000	10/31/19	(1,112)
GSI	USD	1,404,071	BRL	5,870,000	10/31/19	5,838
SSC	USD	3,681,390	CAD	4,875,000	10/31/19	74
GSI	USD	2,565,325	COP	8,817,638,000	10/31/19	(34,634)
SSC	USD	624,632	ILS	2,180,000	10/31/19	3,400
SSC	USD	2,849,497	MXN	56,010,000	10/31/19	(24,883)
SSC	USD	1,886,457	NOK	17,070,000	10/31/19	(9,170)
JPMCB	USD	6,079,852	SEK	59,100,000	10/31/19	(64,842)
SSC	USD	1,441,953	SGD	1,990,000	10/31/19	(1,703)
Net unrealized depreciation						(64,839)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Common stocks	137,544,874	—	—	137,544,874
Exchange traded funds	535,804	—	—	535,804
Short-term investment	—	2,060,475	—	2,060,475
Investment of cash collateral from securities loaned	—	1,559,255	—	1,559,255
Forward foreign currency contracts	—	72,317	—	72,317
Total	138,080,678	3,692,047	—	141,772,725

Liabilities
Forward foreign currency contracts	—	(137,156)	—	(137,156)

At September 30, 2019, there were no transfers between Levels 1 and Level 2. At December 31, 2018, $113,143,854 of foreign investments were classified within Level 2 of the fair value hierarchy pursuant to the Fund’s fair valuation procedures for foreign portfolio holdings as discussed in the Notes to financial statements.

SMA Relationship Trust – Series G

Portfolio of investments – September 30, 2019 (unaudited)

Portfolio footnotes

*	Non-income producing security.
1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $3,746,334, represented 2.6% of the Fund’s net assets at period end.

2	Security, or portion thereof, was on loan at the period end.
3

Includes $4,092,210 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $1,559,255 and non-cash collateral of $2,747,758.

SMA Relationship Trust – Series M

Portfolio statistics – September 30, 2019 (unaudited)1

Summary of municipal securities by state

Percentage of net assets
Long-term municipal bonds
California	6.3%
Connecticut	2.5
Florida	12.8
Georgia	1.3
Illinois	5.6
Louisiana	1.2
Maryland	2.1
Massachusetts	7.6
Michigan	0.8
Minnesota	1.0
Mississippi	0.8
Missouri	0.1
New Jersey	4.0
New York	26.9
Ohio	2.5
Pennsylvania	6.5
Rhode Island	0.1
South Carolina	1.7
Texas	9.3
Utah	0.5
Washington	3.1
Wisconsin	0.7
Total long-term municipal bonds	97.4%
Short-term investments	0.1
Total investments	97.5%
Other assets in excess of liabilities	2.5
Net assets	100.0%

1 The Fund’s portfolio is actively managed and its composition will vary over time

SMA Relationship Trust – Series M

Portfolio of investments – September 30, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Long-term municipal bonds—97.4%

California—6.3%
California State Public Works Board Revenue Bonds,
Series A,
5.000%, due 09/01/32	3,625,000	4,210,365
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Asset-Backed Revenue Bonds,
Series A,
5.000%, due 06/01/29	1,400,000	1,585,430
Series A,
5.000%, due 06/01/32	2,200,000	2,608,012
Series A,
5.000%, due 06/01/33	1,200,000	1,419,444
State of California, Various Purpose, GO Bonds
5.000%, due 09/01/28	5,000,000	6,182,150
		16,005,401
Connecticut—2.5%
State of Connecticut, GO Bonds,
Series B,
5.000%, due 04/15/25	1,535,000	1,808,721
Series B,
5.000%, due 05/15/26	2,700,000	3,259,737
Series D,
5.000%, due 08/15/26	1,165,000	1,414,683
		6,483,141
Florida—12.8%
City of Gainesville, Florida Utilities System Revenue Bonds,
Series A,
5.000%, due 10/01/26	1,500,000	1,860,360
JEA Water & Sewer System Revenue Bonds,
Series B-1,
1.590%, due 10/01/36[1]	700,000	700,000
Miami-Dade County, Subordinate Special Obligation Refunding Revenue Bonds
5.000%, due 10/01/35	4,530,000	5,426,849
Pinellas County Health Facilities Authority, Baycare Health Systems Revenue Bonds,
Series A-1,
1.780%, due 11/01/38[1]	900,000	900,000
School Board of Volusia County, Certificates Refunding, Master Lease Program, COP,
Series B,
5.000%, due 08/01/31	3,000,000	3,457,800
School District of St. Lucie County, Sales Tax Revenue Bonds, AGM
5.000%, due 10/01/26	2,500,000	2,977,200
The School Board of Broward County, COP,

SMA Relationship Trust – Series M

Portfolio of investments – September 30, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Long-term municipal bonds—(continued)

Florida—(concluded)
Series A,
5.000%, due 07/01/28	2,250,000	2,741,400
Series B,
5.000%, due 07/01/29	4,000,000	5,176,240
Series B,
5.000%, due 07/01/30	2,000,000	2,362,040
The School Board of Miami-Dade County, COP,
Series A,
5.000%, due 05/01/31	4,000,000	4,687,920
Series B,
5.000%, due 05/01/26	1,900,000	2,251,367
		32,541,176
Georgia—1.3%
State of Georgia, GO Bonds,
Series A,
5.000%, due 07/01/30	2,550,000	3,288,225

Illinois—5.6%
City of Chicago O’Hare International Airport, Senior Lien Revenue Bonds,
Series B,
5.000%, due 01/01/24	1,510,000	1,728,301
City of Chicago O’Hare International Airport, Third Lien Revenue Bonds,
Series B,
5.000%, due 01/01/23	2,250,000	2,502,900
County of Cook, GO Bonds,
Series A,
5.000%, due 11/15/20	2,500,000	2,596,425
Illinois State Toll Highway Authority Revenue Bonds,
Series A,
5.000%, due 12/01/21	1,220,000	1,311,695
Series A,
5.000%, due 12/01/32	2,175,000	2,558,496
Illinois State Toll Highway Authority, Refunding, Revenue Bonds,
Series A,
5.000%, due 01/01/30	2,805,000	3,558,170
		14,255,987
Louisiana—1.2%
City of New Orleans, GO Bonds, AGC-ICC, FGIC
5.500%, due 12/01/21	3,010,000	3,140,815

Maryland—2.1%
County of Prince George’s MD, GO Bonds,
Series A,
5.000%, due 07/15/30	4,000,000	5,263,600

Massachusetts—7.6%
The Commonwealth of Massachusetts, Consolidated Loan, GO Bonds

SMA Relationship Trust – Series M

Portfolio of investments – September 30, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Long-term municipal bonds—(continued)

Massachusetts—(concluded)
5.000%, due 07/01/30	2,260,000	2,758,940
Series A,
5.000%, due 03/01/35	1,815,000	2,072,258
Series A,
5.000%, due 01/01/40	2,700,000	3,293,460
Series B,
5.000%, due 07/01/36	1,435,000	1,805,804
Series C,
5.000%, due 05/01/40	3,000,000	3,752,880
The Commonwealth of Massachusetts, GO Bonds,
Series E,
5.000%, due 11/01/27	4,505,000	5,726,171
		19,409,513
Michigan—0.8%
Michigan State Hospital Finance Authority Revenue Refunding-Trinity Health Credit Group,
Series A,
5.000%, due 12/01/25	1,615,000	1,953,116

Minnesota—1.0%
Rochester Minnesota Health Care Facilities Revenue Bonds,
Series A,
1.470%, due 11/15/38[1]	115,000	115,000
State of Minnesota, GO Bonds,
Series A,
5.000%, due 08/01/36	1,945,000	2,512,084
		2,627,084
Mississippi—0.8%
Mississippi Business Finance Corp., Gulf Opportunity Zone, Industrial Development (Chevron USA, Inc. Project), Revenue Bonds,
Series B,
1.770%, due 12/01/30[1]	900,000	900,000
Series D,
1.770%, due 11/01/35[1]	100,000	100,000
Series G,
1.770%, due 12/01/30[1]	900,000	900,000

SMA Relationship Trust – Series M

Portfolio of investments – September 30, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Long-term municipal bonds—(continued)

Mississippi—(concluded)
Series L,
1.770%, due 11/01/35[1]	100,000	100,000
		2,000,000
Missouri—0.1%
St. Charles County, Public Water District No. 2, COP,
Series A,
1.560%, due 12/01/36[1]	275,000	275,000

New Jersey—4.0%
New Jersey Turnpike Authority Revenue Bonds,
Series A,
5.000%, due 01/01/30	3,500,000	4,057,445
Series G,
5.000%, due 01/01/35	2,095,000	2,575,970
State of New Jersey, GO Bonds
5.000%, due 06/01/21	3,300,000	3,498,594
		10,132,009
New York—26.9%
City of New York, GO Bonds,
Series D-1,
5.000%, due 12/01/40	3,000,000	3,706,830
Subseries F-1,
5.000%, due 04/01/40	1,940,000	2,370,253
Subseries F-1,
5.000%, due 04/01/34	2,860,000	3,568,079
New York City Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds,
Series EE,
5.000%, due 06/15/40	3,000,000	3,667,800
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution Fiscal 2017 Revenue Bonds,
Series EE,
5.000%, due 06/15/33	2,000,000	2,477,860
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution Revenue Bonds,
Series A,
1.780%, due 06/15/32[1]	900,000	900,000
Series DD-2,
1.750%, due 06/15/43[1]	400,000	400,000
Series FF,
5.000%, due 06/15/39	2,195,000	2,714,886
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Fiscal 2012 Revenue Bonds,
Series DD,
5.000%, due 06/15/36	5,760,000	6,620,256
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds,

SMA Relationship Trust – Series M

Portfolio of investments – September 30, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Long-term municipal bonds—(continued)

New York—(concluded)
Series A-2,
5.000%, due 08/01/38	3,000,000	3,644,040
Series A-2,
5.000%, due 08/01/39	1,445,000	1,751,643
Series C-2,
5.000%, due 05/01/35	8,260,000	10,261,728
Series E-4,
1.750%, due 02/01/45[1]	200,000	200,000
New York City Transitional Finance Authority Revenue Bonds,
Series S-1,
5.000%, due 07/15/31	1,050,000	1,232,364
New York State Dormitory Authority, State Personal Income Tax General Purpose, Revenue Bonds,
Series A,
5.000%, due 03/15/40	2,500,000	3,084,000
New York State Dormitory Authority, State Personal Taxable General Purpose, Special Tax,
Series A,
5.000%, due 02/15/29	4,000,000	4,461,720
New York State Dormitory Authority, State Sales Tax, Revenue Bonds,
Series A,
5.000%, due 03/15/43	3,500,000	4,257,995
New York State Urban Development Corp., Special Tax
5.000%, due 03/15/34	3,000,000	3,443,970
Series A-1,
5.000%, due 03/15/27	6,495,000	7,302,329
New York State Urban Development Corp., State Personal Income Tax, Revenue Bonds,
Series A,
5.000%, due 03/15/36	2,000,000	2,501,780
		68,567,533
Ohio—2.5%
State of Ohio, Common Schools Refunding, GO Bonds,
Series B,
5.000%, due 09/15/27	5,000,000	6,349,950

Pennsylvania—6.5%
City of Philadelphia, GO Bonds
5.000%, due 08/01/24	2,000,000	2,328,900
Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds
5.000%, due 06/01/22	3,000,000	3,262,470
Commonwealth of Pennsylvania, GO Bonds
5.000%, due 09/15/26	1,225,000	1,500,307
5.000%, due 07/15/27	2,020,000	2,517,061
5.000%, due 01/01/28	3,400,000	4,182,748

SMA Relationship Trust – Series M

Portfolio of investments – September 30, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Long-term municipal bonds—(continued)

Pennsylvania—(concluded)
Pennsylvania Turnpike Commission Turnpike Revenue Bonds
5.000%, due 12/01/36	2,220,000	2,757,862
		16,549,348
Rhode Island—0.1%
Rhode Island Industrial Facilities Corp., Marine Terminal Revenue
1.770%, due 02/01/25[1]	300,000	300,000

South Carolina—1.7%
South Carolina Public Service Authority Revenue Bonds,
Series A,
5.000%, due 12/01/24	2,000,000	2,340,580
Series C,
4.000%, due 12/01/20[2]	1,855,000	1,913,080
		4,253,660
Texas—9.3%
City of Dallas, Waterworks and Sewer System Revenue Bonds,
Series A,
5.000%, due 10/01/31	2,355,000	2,875,126
Grand Parkway Transportation Corp., Subordinate Tier Toll Revenue Bonds,
Series A,
5.000%, due 10/01/34	1,805,000	2,243,669
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds (Methodist Hospital),
Series C-1,
1.750%, due 12/01/24[1]	2,500,000	2,500,000
Series C-2,
1.750%, due 12/01/27[1]	500,000	500,000
Lower Colorado River Authority Refunding LCRA Transmission Services, Revenue Bonds
5.000%, due 05/15/31	1,000,000	1,283,120
Lower Neches Valley Texas Authority Industrial Development Corp. Revenue Bonds (ExxonMobil Project)
1.750%, due 11/01/38[1]	3,500,000	3,500,000
State of Texas, Revenue Anticipation Notes
4.000%, due 08/27/20	7,180,000	7,351,889
University of Texas Permanent University, Funding System Revenue Bonds,
Series A,
1.550%, due 07/01/38[1]	490,000	490,000
University of Texas Revenue Bonds,
Series A,
5.000%, due 08/15/38	2,000,000	2,550,800

SMA Relationship Trust – Series M

Portfolio of investments – September 30, 2019 (unaudited)

	Face
	amount ($)	Value ($)
Long-term municipal bonds—(concluded)

Texas—(concluded)
Series B,
1.550%, due 08/01/39[1]	500,000	500,000
		23,794,604
Utah—0.5%
Murray City Hospital Revenue (IHC Health Services, Inc.), Revenue Bonds,
Series C,
1.750%, due 05/15/36[1]	1,290,000	1,290,000

Washington—3.1%
Washington State Health Care Facilities Authority Revenue Bonds,
Series A,
5.000%, due 10/01/25	1,435,000	1,583,408
Washington State, GO Bonds,
Series C,
5.000%, due 02/01/37	5,000,000	6,299,600
		7,883,008
Wisconsin—0.7%
State of Wisconsin General Fund Annual Appropriation Revenue Bonds,
Series B,
5.000%, due 05/01/31	1,500,000	1,818,210
Total long-term municipal bonds (cost—$236,694,125)		248,181,380

	Number of shares
Short-term investment—0.1%

Investment company—0.1%
State Street Institutional U.S. Government Money Market Fund (cost—$236,856)	236,856	236,856
Total investments (cost—$236,930,981)—97.5%		248,418,236
Other assets in excess of liabilities—2.5%		6,474,465
Net assets—100.0%		$254,892,701

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

SMA Relationship Trust – Series M

Portfolio of investments – September 30, 2019 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Long-term municipal bonds	—	248,181,380	—	248,181,380
Short-term investment	—	236,856	—	236,856
Total	—	248,418,236	—	248,418,236

At September 30, 2019 there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1                 Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

2                 Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date or the date of the prerefunded call.

SMA Relationship Trust – Series T

Industry diversification – September 30, 2019 (unaudited)1

Corporate bonds	Percentage of net assets
Aerospace & defense	0.7%
Agriculture	3.0
Airlines	0.8
Auto manufacturers	2.7
Banks	13.0
Beverages	1.4
Biotechnology	1.9
Building materials	0.4
Chemicals	2.7
Commercial banks	8.7
Commercial services	0.8
Computers	0.9
Diversified financial services	2.8
Electric	9.1
Food	0.4
Healthcare-products	0.1
Healthcare-services	2.0
Home Builders	0.7
Insurance	4.7
Internet	1.3
IT services	2.0
Media	4.8
Mining	0.4
Oil & gas	4.0
Pharmaceuticals	6.5
Pipelines	5.0
Real estate investment trusts	1.7
Retail	1.7
Semiconductors	2.5
Software	1.6
Telecommunications	5.7
Transportation	1.3
Total Corporate bonds	95.3%
Asset-backed security	0.5
Commercial mortgage-backed security	0.8
Short-term investment	2.3
Investment of cash collateral from securities loaned	2.8
Total investments	101.7%
Liabilities in excess of other assets	(1.7)
Net assets	100.0%

1  The Fund’s portfolio is actively managed and its composition will vary over time.

SMA Relationship Trust – Series T

Portfolio of investments – September 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—95.3%
Australia—1.1%
Westpac Banking Corp.
2.100%, due 05/13/21[1]	750,000	750,417

Belgium—1.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, due 02/01/36	300,000	346,962
Anheuser-Busch InBev Worldwide, Inc.
4.750%, due 01/23/29	250,000	291,127
5.450%, due 01/23/39	250,000	316,297
Total Belgium corporate bonds		954,386

Canada—1.1%
NOVA Chemicals Corp.
5.250%, due 08/01/23[2]	410,000	414,613
Nutrien Ltd.
5.000%, due 04/01/49	250,000	291,485
Total Canada corporate bonds		706,098

Germany—0.6%
Deutsche Telekom International Finance BV
8.750%, due 06/15/30[3]	100,000	147,684
Volkswagen Group of America Finance LLC
4.625%, due 11/13/25[2]	250,000	275,597
Total Germany corporate bonds		423,281

Italy—0.8%
Intesa Sanpaolo SpA
6.500%, due 02/24/21[2]	500,000	525,175

Mexico—0.5%
America Movil SAB de CV
3.125%, due 07/16/22	330,000	337,476

Netherlands—2.6%
ING Bank N.V.
5.000%, due 06/09/21[2]	500,000	523,777
NXP BV/NXP Funding LLC
5.550%, due 12/01/28[2]	500,000	580,002
Shell International Finance BV
3.750%, due 09/12/46	500,000	558,392

SMA Relationship Trust – Series T

Portfolio of investments – September 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
Netherlands—(concluded)
4.000%, due 05/10/46	90,000	104,123
Total Netherlands corporate bonds		1,766,294

Saudi Arabia—0.8%
Saudi Arabian Oil Co.
2.875%, due 04/16/24[1,2]	250,000	252,820
4.375%, due 04/16/49[2]	250,000	274,537
Total Saudi Arabia corporate bonds		527,357

Spain—0.8%
Banco Santander SA
3.125%, due 02/23/23	200,000	203,749
Telefonica Emisiones SA
5.520%, due 03/01/49[1]	250,000	304,689
Total Spain corporate bonds		508,438

Switzerland—1.9%
Credit Suisse Group Funding Guernsey Ltd.
2.750%, due 03/26/20	500,000	501,338
Glencore Funding LLC
4.125%, due 03/12/24[2]	250,000	262,771
Viterra, Inc.
5.950%, due 08/01/20[2]	500,000	513,945
Total Switzerland corporate bonds		1,278,054

United Kingdom—5.7%
Barclays PLC
4.337%, due 01/10/28	200,000	210,167
(fixed, converts to FRN on 05/16/28),
4.972%, due 05/16/29	500,000	548,762
BAT Capital Corp.
3.222%, due 08/15/24	500,000	506,043
HSBC Holdings PLC
2.950%, due 05/25/21	330,000	333,388
(fixed, converts to FRN on 03/11/24),
3.803%, due 03/11/25	250,000	260,441
Lloyds Banking Group PLC
4.582%, due 12/10/25	200,000	210,077
Reynolds American, Inc.
3.250%, due 06/12/20	250,000	251,581
Royal Bank of Scotland Group PLC
3.875%, due 09/12/23	425,000	438,600
4.800%, due 04/05/26	500,000	546,716

SMA Relationship Trust – Series T

Portfolio of investments – September 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
United Kingdom—(concluded)
Santander UK Group Holdings PLC
2.875%, due 08/05/21	500,000	501,786
Total United Kingdom corporate bonds		3,807,561

United States—78.0%
Abbott Laboratories
3.750%, due 11/30/26	74,000	80,634
AbbVie, Inc.
4.875%, due 11/14/48	250,000	275,981
AEP Texas, Inc.,
Series G,
4.150%, due 05/01/49	375,000	431,820
Aetna, Inc.
3.500%, due 11/15/24	250,000	260,512
Allergan Funding SCS
3.450%, due 03/15/22	500,000	512,450
Altria Group, Inc.
3.875%, due 09/16/46	250,000	230,081
Amazon.com, Inc.
4.050%, due 08/22/47	500,000	601,818
Aon PLC
3.500%, due 06/14/24[1]	140,000	147,694
Apache Corp.
5.350%, due 07/01/49	250,000	258,605
Apple, Inc.
4.450%, due 05/06/44	500,000	607,544
AT&T, Inc.
2.950%, due 07/15/26	200,000	202,862
3.800%, due 02/15/27	100,000	105,962
4.300%, due 02/15/30	750,000	825,415
4.350%, due 03/01/29	350,000	386,797
4.850%, due 03/01/39[1]	250,000	283,378
Bank of America Corp., MTN
(fixed, converts to FRN on 07/23/29),
3.194%, due 07/23/30	500,000	515,961
4.450%, due 03/03/26	1,000,000	1,089,886
Berkshire Hathaway Energy Co.
5.150%, due 11/15/43	299,000	378,482
Biogen, Inc.
3.625%, due 09/15/22	300,000	312,237
4.050%, due 09/15/25	130,000	140,849
Boeing Co./The
3.600%, due 05/01/34	125,000	135,613

SMA Relationship Trust – Series T

Portfolio of investments – September 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
United States—(continued)
BP Capital Markets America, Inc.
3.245%, due 05/06/22	500,000	514,857
Bristol-Myers Squibb Co.
4.125%, due 06/15/39[2]	250,000	283,474
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.500%, due 01/15/28	300,000	292,691
3.875%, due 01/15/27	250,000	251,292
Burlington Northern Santa Fe LLC
5.150%, due 09/01/43	360,000	461,019
Capital One Financial Corp.
4.200%, due 10/29/25	190,000	202,493
Celgene Corp.
3.550%, due 08/15/22	500,000	519,485
CF Industries, Inc.
3.450%, due 06/01/23	330,000	334,950
Charter Communications Operating LLC/Charter Communications Operating Capital
4.200%, due 03/15/28	250,000	263,186
5.050%, due 03/30/29	250,000	279,756
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.300%, due 05/01/23[2]	500,000	513,441
Cigna Corp.
3.750%, due 07/15/23	500,000	522,895
4.900%, due 12/15/48	250,000	285,957
Citigroup, Inc.
4.450%, due 09/29/27	750,000	818,280
5.500%, due 09/13/25	415,000	470,155
Comcast Corp.
4.000%, due 03/01/48	500,000	554,037
4.600%, due 10/15/38	250,000	299,566
Consumers Energy Co.
4.350%, due 04/15/49	250,000	306,956
CVS Health Corp.
5.050%, due 03/25/48	500,000	568,616
Dominion Energy, Inc.
4.250%, due 06/01/28	500,000	553,084
DTE Electric Co.
3.950%, due 03/01/49	250,000	286,830
Duke Energy Indiana LLC
6.350%, due 08/15/38	193,000	279,985
Elanco Animal Health, Inc.
4.272%, due 08/28/23	250,000	262,468
Energy Transfer Operating LP
5.300%, due 04/15/47	250,000	268,937

SMA Relationship Trust – Series T

Portfolio of investments – September 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
United States—(continued)
5.500%, due 06/01/27	500,000	564,726
Enterprise Products Operating LLC
4.050%, due 02/15/22	350,000	365,611
4.250%, due 02/15/48	350,000	376,545
ERAC USA Finance LLC
3.850%, due 11/15/24[2]	495,000	526,411
FirstEnergy Corp.,
Series B,
3.900%, due 07/15/27	1,000,000	1,065,630
Fiserv, Inc.
3.500%, due 07/01/29	500,000	526,162
Five Corners Funding Trust
4.419%, due 11/15/23[2]	525,000	567,600
Florida Power & Light Co.
5.950%, due 02/01/38	70,000	98,228
GE Capital International Funding Co. Unlimited Co.
3.373%, due 11/15/25	750,000	765,242
General Mills, Inc.
3.150%, due 12/15/21	250,000	255,054
General Motors Co.
6.600%, due 04/01/36	240,000	275,058
General Motors Financial Co., Inc.
3.550%, due 04/09/21	750,000	760,901
4.200%, due 03/01/21	250,000	255,386
Gilead Sciences, Inc.
4.750%, due 03/01/46	250,000	300,222
Goldman Sachs Group, Inc./The
3.850%, due 01/26/27	1,000,000	1,060,696
5.150%, due 05/22/45	100,000	118,940
5.750%, due 01/24/22	250,000	269,356
Harley-Davidson Financial Services, Inc.
3.350%, due 02/15/23[2]	250,000	254,921
Hartford Financial Services Group, Inc./The
5.950%, due 10/15/36	250,000	326,833
HCA, Inc.
5.000%, due 03/15/24[1]	250,000	273,014
HCP, Inc.
4.250%, due 11/15/23	470,000	501,776
Hewlett Packard Enterprise Co.
3.600%, due 10/15/20[3]	500,000	506,433
Home Depot, Inc./The
4.500%, due 12/06/48	250,000	312,052

SMA Relationship Trust – Series T

Portfolio of investments – September 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
United States—(continued)
Humana, Inc.
4.800%, due 03/15/47	350,000	399,839
Indiana Michigan Power Co.,
Series K,
4.550%, due 03/15/46	90,000	108,923
International Business Machines Corp.
3.300%, due 05/15/26	450,000	474,892
3.450%, due 02/19/26[1]	305,000	324,128
International Lease Finance Corp.
5.875%, due 08/15/22	340,000	372,521
8.250%, due 12/15/20	500,000	534,952
JPMorgan Chase & Co.
(fixed, converts to FRN on 10/15/29),
2.739%, due 10/15/30	300,000	298,169
3.300%, due 04/01/26	1,000,000	1,047,527
3.875%, due 09/10/24	440,000	468,777
Kinder Morgan Energy Partners LP
5.000%, due 10/01/21	260,000	271,920
Lennar Corp.
4.750%, due 05/30/25	220,000	234,850
Lincoln National Corp.
4.350%, due 03/01/48	500,000	543,982
Marsh & McLennan Cos., Inc.
4.200%, due 03/01/48	250,000	282,058
Masco Corp.
3.500%, due 04/01/21	110,000	111,508
4.450%, due 04/01/25	170,000	184,148
McDonald’s Corp. MTN
4.875%, due 12/09/45	250,000	302,862
MetLife, Inc.
4.050%, due 03/01/45	375,000	419,529
Microsoft Corp.
4.450%, due 11/03/45	270,000	340,972
Morgan Stanley
3.950%, due 04/23/27	1,000,000	1,056,747
4.875%, due 11/01/22	160,000	171,576
Morgan Stanley, GMTN
4.000%, due 07/23/25	500,000	539,247
MPLX LP
4.875%, due 12/01/24	500,000	548,924
National Rural Utilities Cooperative Finance Corp.
4.400%, due 11/01/48	250,000	304,287

SMA Relationship Trust – Series T

Portfolio of investments – September 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
United States—(continued)
Netflix, Inc.
5.500%, due 02/15/22	230,000	242,937
NGPL PipeCo LLC
4.875%, due 08/15/27[2]	130,000	139,374
Noble Energy, Inc.
4.950%, due 08/15/47[1]	125,000	136,519
Norfolk Southern Corp.
4.100%, due 05/15/49	250,000	280,752
NRG Energy, Inc.
3.750%, due 06/15/24[2]	50,000	51,456
Occidental Petroleum Corp.
4.200%, due 03/15/48	250,000	247,973
4.850%, due 03/15/21	144,000	148,892
7.500%, due 05/01/31	145,000	189,962
Oracle Corp.
5.375%, due 07/15/40	130,000	169,150
Pfizer, Inc.
7.200%, due 03/15/39[1]	160,000	251,159
Philip Morris International, Inc.
3.375%, due 08/15/29	500,000	524,419
PPL Capital Funding, Inc.
4.700%, due 06/01/43	500,000	563,705
Principal Financial Group, Inc.
4.625%, due 09/15/42	500,000	589,212
Prudential Financial, Inc., MTN
6.625%, due 06/21/40	110,000	158,309
QUALCOMM, Inc.
4.300%, due 05/20/47	500,000	559,355
San Diego Gas & Electric Co.,
Series TTT,
4.100%, due 06/15/49	150,000	169,495
Sherwin-Williams Co./The
4.500%, due 06/01/47	250,000	280,527
Shire Acquisitions Investments Ireland DAC
2.400%, due 09/23/21	1,000,000	1,004,636
Southern Power Co.
4.150%, due 12/01/25	1,000,000	1,083,453
Southwest Airlines Co.
2.750%, due 11/16/22	500,000	506,849
Southwestern Public Service Co.
3.700%, due 08/15/47	250,000	271,874

SMA Relationship Trust – Series T

Portfolio of investments – September 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(continued)
United States—(continued)
Target Corp.
3.625%, due 04/15/46	500,000	549,285
TCI Communications, Inc.
7.875%, due 02/15/26	104,000	135,991
Teachers Insurance & Annuity Association of America
4.270%, due 05/15/47[2]	110,000	124,836
Time Warner Cable LLC
7.300%, due 07/01/38	677,000	863,511
Time Warner Entertainment Co. LP
8.375%, due 03/15/23	125,000	148,005
Toll Brothers Finance Corp.
4.875%, due 11/15/25	200,000	214,000
Union Pacific Corp.
4.050%, due 11/15/45	140,000	154,468
United Technologies Corp.
6.050%, due 06/01/36	250,000	336,314
UnitedHealth Group, Inc.
2.875%, due 08/15/29	200,000	204,014
4.625%, due 07/15/35	170,000	206,041
VEREIT Operating Partnership LP, REIT
4.125%, due 06/01/21	375,000	384,826
Verizon Communications, Inc.
4.862%, due 08/21/46	1,000,000	1,222,714
Virginia Electric & Power Co.
3.450%, due 09/01/22	130,000	134,353
Walt Disney Co./The
4.950%, due 10/15/45[1,2]	500,000	671,558
Wells Fargo & Co.
3.000%, due 10/23/26	500,000	512,777
Wells Fargo & Co., MTN
3.750%, due 01/24/24	500,000	529,525
Western Midstream Operating LP
5.500%, due 08/15/48	300,000	266,200
Weyerhaeuser Co.
4.000%, due 11/15/29	250,000	271,810
Williams Cos., Inc./The
4.300%, due 03/04/24	230,000	244,629
5.100%, due 09/15/45	250,000	273,878

SMA Relationship Trust – Series T

Portfolio of investments – September 30, 2019 (unaudited)

	Face amount ($)	Value ($)
Corporate bonds—(concluded)
United States—(concluded)
Zoetis, Inc.
4.450%, due 08/20/48	350,000	415,403
Total United States corporate bonds		52,282,272
Total Corporate bonds (cost—$59,868,405)		63,866,809

Asset-backed security—0.5%
United States— 0.5%
Verizon Owner Trust,
Series 2017-2A, Class C,
2.380%, due 12/20/21 (cost—$299,982)	300,000	300,610

Commercial mortgage-backed security—0.8%
United States—0.8%
Rosslyn Portfolio Trust,
Series 2017-ROSS, Class E,
1 mo. USD LIBOR + 3.000%,
5.028%, due 06/15/33[2,4] (cost—$550,000)	550,000	545,939

	Number of shares
Investment company—2.3%
State Street Institutional U.S. Government Money Market Fund (cost—$1,573,408)	1,573,408	1,573,408

Investment of cash collateral from securities loaned—2.8%
Money market fund—2.8%
State Street Navigator Securities Lending Government Money Market Portfolio (cost—$1,894,550)	1,894,550	1,894,550
Total investments (cost—$64,186,345)[5]—101.7%		68,181,316
Liabilities in excess of other assets—(1.7)%		(1,157,244)
Net assets—100.0%		$67,024,072

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

SMA Relationship Trust – Series T

Portfolio of investments – September 30, 2019 (unaudited)

Futures contracts

Number of contracts		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation($)
US Treasury futures sell contracts:
6	Ultra Long US Treasury Bond Futures	December 2019	(1,183,117)	(1,151,438)	31,679

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Corporate bonds	—	63,866,809	—	63,866,809
Asset-backed security	—	300,610	—	300,610
Commercial mortgage-backed security	—	545,939	—	545,939
Short-term investment	—	1,573,408	—	1,573,408
Investment of cash collateral from securities loaned	—	1,894,550	—	1,894,550
Futures contracts	31,679	—	—	31,679
Total	31,679	68,181,316	—	68,212,995

At September 30, 2019, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1	Security, or portion thereof, was on loan at the period end.
2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $7,302,247, represented 11.0% of the Fund’s net assets at period end.

3	Step bond—coupon rate increases in increments to maturity. The rate disclosed is the rate at the period end; the maturity date disclosed is the ultimate maturity date.
4

Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate at the period end.

5

Includes $2,255,947 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Portfolio includes cash collateral of $,1,894,550 and non-cash collateral of $406,483.

SMA Relationship Trust

Portfolio acronyms
ADR	American Depositary Receipt
AGC-ICC	Assured Guaranty Corporation—Insured Custody Certificates
AGM	Assured Guaranty Municipal Corporation
COP	Certificate of Participation
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FGIC	Financial Guaranty Insurance Company
FRN	Floating Rate Note
GMTN	Global Medium Term Note
GO	General Obligation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust

Counterparty abbreviations:
JPMCB	JPMorgan Chase Bank
SSC	State Street Bank and Trust Co.
GSI	Goldman Sachs International

Currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
ILS	Israel New Shekel
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Valuation of investments

Each Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Funds do not price their shares, on most national holidays and Good Friday. To the extent that a Fund’s assets are traded in other markets on days when the NYSE is not open, the value of a Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the US Securities and Exchange Commission.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments       listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Asset Management (Americas) Inc. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of each Fund’s Portfolio of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Fund’s Portfolio of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ semi-annual report to shareholders dated June 30, 2019.